Document and Entity Information	Jun. 29, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	Feb. 28, 2018